DERIVATIVE LIABILITIES - PREFERRED SHARES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Preferred Stock Derivative Liability as of Current Balance Sheet Date
	Series C	Series E	Series G	Total
Preferred Shares Authorized	3,200	4,000	1,375	8,575
Preferred shares Outstanding	24	—	—	24

Underlying common shares into which Preferred may convert	160,000	—	—	160,000

Closing price on valuation date	$0.12	$0.12	$0.12	$0.12

Preferred stock derivative liability at Current Balance Sheet Date	$19,824	—	—	$19,824

Preferred stock derivative liability at March 31, 2013	$697,584	$5,637,037	—	$6,334,621

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2013 and March 31, 2012, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal 2013
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2013	—	1,375	1,800	3,175

Underlying common shares into which Preferred may convert	—	9,166,669	74,074,075	83,240,744

Closing price on valuation date	$0.0761	$0.0761	$0.0761	$0.0761

Preferred stock derivative liability at March 31, 2013	$—	$697,584	$5,637,037	$6,334,621

Change in preferred stock derivative liability for Fiscal 2013				$561,684

Preferred Stock Derivative Liabilities – Fiscal 2012
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

Change in preferred stock derivative liability for Fiscal 2012				$11,227,957

Schedule of Changes in Preferred Stock Derivative Liability [Table Text Block]
CHANGE IN VALUE OF PREFERRED STOCK DERIVATIVE LIABILITY
	Three months ended		Nine months ended
	December 31,		December 31,
	2013	2012	2013	2012
Change in Preferred Stock Derivative Liability	$4,228	$3,963,126	$(3,462,104)	$(867,741)